Shareholder Report, Line Graph (Details) 190902_Boston Partners All-Cap Value Fund_Institutional Class_TSR Annual {Institutional Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Institutional Class
Account Value [Line Items]
Accumulated Value	$ 245,538	$ 225,461	$ 189,392	$ 169,100	$ 175,700	$ 125,581	$ 124,537	$ 130,615	$ 114,877	$ 100,000	$ 309,023
Russell 3000 Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Total Return Index
Accumulated Value	332,200	286,775	227,338	198,104	228,446	171,708	141,392	139,563	116,063	100,000	$ 398,985
Russell 3000 Value Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Russell 3000 Value Total Return Index
Accumulated Value	$ 232,123	$ 212,713	$ 175,763	$ 162,425	$ 173,694	$ 126,071	$ 125,587	$ 126,291	$ 111,726	$ 100,000	$ 301,235